Restructuring Costs	12 Months Ended
Dec. 31, 2017
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Restructuring Costs
11.	RESTRUCTURING COSTS

The Company incurred $4 million in restructuring costs during the year ended December 31, 2017 (2016 – $50 million), of which $nil related to the accelerated vesting of share-based compensation (2016 – $4 million). The restructuring costs relate primarily to severance costs associated with involuntary and voluntary workforce reduction initiatives to improve efficiencies at mine sites and corporate offices. At December 31, 2017, $2 million (December 31, 2016 – $16 million) of the restructuring costs was included in accrued liabilities. During the year ended December 31, 2017, $18 million (2016 – $34 million) of the accrued liabilities was paid.